UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

     /s/  Christine Glick     Greenwich, CT     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $150,998 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     8438   233800 SH       SOLE                   233800        0        0
APPLE INC                      COM              037833100    22185    88200 SH  CALL SOLE                    88200        0        0
APPLE INC                      COM              037833100    25656   102000 SH  PUT  SOLE                   102000        0        0
BP PLC                         SPONSORED ADR    055622104     9199   318500 SH       SOLE                   318500        0        0
BP PLC                         SPONSORED ADR    055622104     2888   100000 SH  CALL SOLE                   100000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     3306   137700 SH       SOLE                   137700        0        0
COMCAST CORP NEW               CL A             20030N101     6487   373500 SH       SOLE                   373500        0        0
FORD MTR CO CAP TR II          PFD TR CV6.5%    345395206     4905   111100 SH       SOLE                   111100        0        0
MELLANOX TECHNOLOGIES LTD      SHS              M51363113     8210   374865 SH       SOLE                   374865        0        0
MICROSOFT CORP                 COM              594918104     6604   286982 SH       SOLE                   286982        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604     6634  1155816 SH       SOLE                  1155816        0        0
OCEANEERING INTL INC           COM              675232102     4715   105000 SH       SOLE                   105000        0        0
POPULAR INC                    COM              733174106    17940  6694081 SH       SOLE                  6694081        0        0
PRE PAID LEGAL SVCS INC        COM              740065107     1844    40534 SH       SOLE                    40534        0        0
TIME WARNER CABLE INC          COM              88732J207     6614   127000 SH       SOLE                   127000        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104    15373   548660 SH       SOLE                   548660        0        0